Variable Interest Entities and Securitizations (Consolidated Assets of Consolidated VIEs as well as Total Assets and Maximum Exposure to Loss for Significant Unconsolidated VIEs) (Detail) - JPY (¥)
¥ in Millions
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Variable Interest Entity [Line Items]
Consolidated VIEs- Consolidated assets	¥ 221,651,474	¥ 211,218,760	¥ 197,611,200
Significant unconsolidated VIEs- Maximum exposure to loss	816,000	521,000
Consolidated VIEs
Variable Interest Entity [Line Items]
Consolidated VIEs- Consolidated assets	11,773,405	5,815,146
Unconsolidated VIEs
Variable Interest Entity [Line Items]
Consolidated VIEs- Consolidated assets	3,346,000	2,376,000
Asset-backed commercial paper/loan programs | Consolidated VIEs
Variable Interest Entity [Line Items]
Consolidated VIEs- Consolidated assets	2,628,000	2,160,000
Asset-backed securitizations
Variable Interest Entity [Line Items]
Significant unconsolidated VIEs- Maximum exposure to loss	48,000	7,000
Asset-backed securitizations | Consolidated VIEs
Variable Interest Entity [Line Items]
Consolidated VIEs- Consolidated assets	921,000	572,000
Asset-backed securitizations | Unconsolidated VIEs
Variable Interest Entity [Line Items]
Consolidated VIEs- Consolidated assets	127,000	77,000
Investments in securitization products | Consolidated VIEs
Variable Interest Entity [Line Items]
Consolidated VIEs- Consolidated assets	390,000	370,000
Investment funds
Variable Interest Entity [Line Items]
Significant unconsolidated VIEs- Maximum exposure to loss	768,000	514,000
Investment funds | Consolidated VIEs
Variable Interest Entity [Line Items]
Consolidated VIEs- Consolidated assets	2,299,000	2,694,000
Investment funds | Unconsolidated VIEs
Variable Interest Entity [Line Items]
Consolidated VIEs- Consolidated assets	3,219,000	2,299,000
Trust arrangements and other | Consolidated VIEs
Variable Interest Entity [Line Items]
Consolidated VIEs- Consolidated assets	¥ 5,535,000	¥ 19,000